Property, plant and equipment and Exploration and evaluation assets - Schedule of reconciliation of depreciation, depletion and amortization expense (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 INR (₨)	Mar. 31, 2018 INR (₨)
Depreciation, depletion and amortization expense on
property, plant and equipment and intangibles	₨ 100,490	$ 1,333	₨ 96,146	₨ 74,879
Less: Depreciation capitalized			(100)	(10)
Less: Cost allocated to joint ventures	(586)	(8)	(284)	(270)
Charged to consolidated statement of profit or loss	100,490	1,333	96,146	74,879
Property, plant and equipment [member]
Depreciation, depletion and amortization expense on
property, plant and equipment and intangibles	100,255	1,330	95,718	74,588
Intangible assets [member]
Depreciation, depletion and amortization expense on
property, plant and equipment and intangibles	₨ 821	$ 11	₨ 812	₨ 571